Note 11 - Investments in Unconsolidated Entities	12 Months Ended
Dec. 31, 2025
Disclosure of unconsolidated structured entities [abstract]
Investments in Unconsolidated Entities

Note 11 — Investments in Unconsolidated Entities

Accounting Policies

Investments in unconsolidated entities are accounted for based on Opera’s level of influence over the investee. An investee is classified as an associate when Opera has significant influence, defined as the power to participate in the financial and operating policy decisions of the investee, without having control or joint control. An investee is classified as a joint venture when Opera and other parties have contractually agreed to share control and have rights to the net assets of the investee. Investments in associates and joint ventures are accounted for using the equity method. Other investments in unconsolidated entities are classified as financial assets and accounted for in accordance with IFRS 9.

Equity-Accounted Investees

Under the equity method, investments in associates and joint ventures are initially recognized at cost and subsequently adjusted for Opera’s share of the investee’s profit or loss and other comprehensive income. The acquisition of an additional interest in an associate or joint venture, without obtaining control, is accounted for as an increase in the carrying amount of the investment. The cost of the additional interest is added to the existing investment and the previously held interest is not remeasured. Unrealized gains on transactions with equity-accounted investees are eliminated to the extent of Opera’s interest in the investee.

If Opera’s share of losses exceeds the carrying amount of the investment, including any long-term interests that form part of the net investment, the carrying amount is reduced to zero and further losses are recognized only to the extent that Opera has incurred legal or constructive obligations or made payments on behalf of the investee.

Other Financial Investments

Long-term investments in entities over which Opera does not have control, joint control, or significant influence, are measured at fair value on a recurring basis with the net change in fair value recognized in the Statement of Operations as “Fair value gain (loss) on long-term investments.” Transaction costs are expensed as incurred.

Summary of Investments in Unconsolidated Entities

The table below shows a summary of Opera’s investments in unconsolidated entities (in thousands except for percentages):

	Ownership Interest				Carrying Amount as of December 31,
Investee	2024	2025	Classification	Measurement Method	2024	2025
OPay	9.4%	9.5%	Financial asset	FVTPL (1)	$258,300	$294,600
MiniPay Fund	26.0%	27.4%	Associate	Equity method	$1,248	$4,016
nHorizon Innovation	29.1%	29.1%	Associate	Equity method	$—	$—

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(1)
FVTPL – Fair value through profit or loss.

OPay

OPay is a privately-held fintech company operating in emerging markets across Africa and Asia. It provides digital financial services, including payments, transfers, savings and lending products, and offers point-of-sale services to agents and acquiring services to merchants. Opera holds a combination of ordinary and preferred shares in OPay, representing an ownership interest of 9.5% as of December 31, 2025 (2024: 9.4%).

Although Opera’s executive chairman also serves as executive chairman of OPay, and an independent director of Opera was appointed to the board of OPay in 2025, management has concluded that Opera does not have significant influence over OPay. The executive chairman serves in OPay in his capacity as a representative of his personal investment entities. The independent director was appointed in an individual capacity, is not a nominee or representative of Opera, and is not bound by any agreement to act on Opera’s behalf. In addition, Opera does not have contractual rights to board representation, participation in policy-making, or access to information beyond that available to other investors. Accordingly, management concluded that Opera does not have the power to participate in the financial and operating policy decisions of OPay.

The fair value of the OPay shares was determined using a probability-weighted expected return model (“PWERM”), which reflects the economic rights of the different share classes, including liquidation preferences and redemption rights. The valuation incorporated multiple potential exit scenarios, including three variations each for initial public offering and private sale transactions, one scenario for dissolution and one for redemption, with estimated equity values ranging from $0.2 billion to $6.0 billion, and expected timing between nine months and two years. The table below shows the estimates for equity values (in millions), period of time until potential liquidity events and probabilities of the respective outcomes:

	Equity Value (in millions)		Time Horizon (in years)		Probability
Scenarios	2024	2025	2024	2025	2024	2025
Initial public offering	$3,000 – $6,000	$3,000 – $6,000	1 – 2	1 – 1.5	80%	85%
Sale transaction	$3,000 – $5,500	$3,000 – $5,500	1 – 2	0.75 – 1.25	10%	10%
Dissolution	$236	$223	3	2	5%	2.5%
Redemption	$1,000	$1,000	3	2	5%	2.5%

The future outcomes were discounted using an estimated cost of equity of 18.5% (2024: 18.9%). Accordingly, the present equity values of the scenarios ranged from $0.2 billion to $4.7 billion, with a probability-weighted present value of $3.4 billion (2024: $3.0 billion). To account for the illiquidity of OPay’s private shares, a judgmental discount for lack of marketability of 10% was applied (2024: 10%). Because the valuation incorporated significant unobservable inputs, it was classified as level 3 in the fair value hierarchy.

The PWERM valuation was corroborated using a discounted cash flow analysis based on projected revenue growth of 39% over the 2025-2031 period, a terminal growth rate of 6%, and a discount rate of 18.5%. Projected free cash flows reflected expected improvements in operating profitability over the forecasted period.

The table below provides a reconciliation of the carrying amount of Opera’s investment in OPay (in thousands):

	Year Ended December 31,
	2024	2025
Carrying amount as of January 1	$253,300	$258,300
Fair value gain on investment	5,000	36,300
Carrying amount as of December 31	$258,300	$294,600

The table below shows the individual sensitivities of key unobservable inputs to the fair value measurement (in thousands):

		As of December 31, 2024		As of December 31, 2025
Significant unobservable inputs	Change in Assumption (1)	Decrease in Assumption	Increase in Assumption	Decrease in Assumption	Increase in Assumption
Weighted average equity value	10%	$(25,495)	$25,495	$(29,238)	$29,238
Time to exit	6 months	$23,110	$(21,417)	$25,945	$(23,968)
Relative change in probability of sale (2)	100%	$826	$(826)	$43	$(43)
Discount for lack of marketability	5 pp	$14,350	$(14,350)	$16,365	$(16,365)
Discount rate	2 pp	$6,965	$(6,657)	$6,465	$(6,217)

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(1)
pp – percentage points.
(2)
Represents a relative change in the probabilities of sale scenarios, offset by an equal change in the probabilities of initial public offering scenarios.

MiniPay Fund

The MiniPay Fund is a venture fund established in the second half of 2024 to invest in companies operating in the stablecoin ecosystem associated with Opera’s MiniPay platform. The fund is managed by Verda Ventures. Opera invested $1.25 million in the fund in 2024 and an additional $2.5 million in 2025. As a result, Opera held a 26.0% and 27.4% ownership interest in the fund as of December 31, 2024, and 2025, respectively. As of December 31, 2025, Opera had an outstanding capital commitment of $6.25 million.

The MiniPay Fund is classified as an associate and accounted for using the equity method, as Opera has a representation on the fund’s investment committee and thus has the ability to participate in relevant financial and operating policy decisions.

The following table presents summarized financial position data for the MiniPay Fund (in thousands):

	As of December 31,
	2024	2025
Accounts receivable	$20	$62
Cash and cash equivalents	1,343	27
Investments	3,435	14,596
Accrued expenses	(1)	(15)
Net assets	$4,797	$14,669
Opera’s share of net assets	$1,248	$4,016

The following table presents summarized income data of the MiniPay Fund (in thousands):

	Year Ended December 31,
	2023	2024	2025
Dividends	$—	$—	$6
Interest income	—	20	42
Unrealized gains	—	—	1,153
Management fee	—	(17)	(177)
Other expenses	—	—	(1)
Net income (loss)	$—	$3	$1,023
Opera’s share of net income (loss) (1)	$—	$(2)	$268

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(1)
As certain other investors in the MiniPay Fund contribute in-kind services instead of paying the asset management fee in cash, Opera’s share of the fund’s net income (loss) deviates from Opera’s ownership interest.

The table below shows a reconciliation of the carrying amount of Opera’s net investment in the MiniPay Fund (in thousands):

	Year Ended December 31,
	2024	2025
Carrying amount as of January 1	$—	$1,248
Investment	1,250	2,500
Share of net income (loss)	(2)	268
Carrying amount as of December 31	$1,248	$4,016

nHorizon Innovation

Opera holds a 29.1% ownership interest in nHorizon Innovation, which is classified as an associate and accounted for using the equity method. As Opera’s accumulated share of losses has reduced the carrying amount of the investment to zero, no further share of loss was recognized in 2025. The unrecognized share of loss for the year was $11 thousand, and the accumulated unrecognized share of losses amounted to $0.2 million as of December 31, 2025.